UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21802

WorldCommodity Funds, Inc.

(Exact name of registrant as specified in charter)

6700 Vernon Woods Drive, Suite 100

Atlanta, GA 30328

(Address of principal executive offices)

 (Zip code)

Mr. James Llewellyn

WorldCommodity Asset Management

6700 Vernon Woods Drive, Suite 100

Atlanta, GA 30328

(Name and address of agent for service)

Registrant's telephone number, including area code: 404-437-7420

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

WorldCommodity Fund

BERKSHIRE HATHAWAY INC.

Ticker Symbol:BRK.B	Cusip Number:084670-702
Record Date: 3/6/2013	Meeting Date: 5/4/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) WARREN E. BUFFETT 2) CHARLES T. MUNGER 3) HOWARD G. BUFFETT 4) STEPHEN B. BURKE 5) SUSAN L. DECKER 6) WILLIAM H. GATES III 7) DAVID S. GOTTESMAN 8) CHARLOTTE GUYMAN 9) DONALD R. KEOUGH 10) THOMAS S. MURPHY 11) RONALD L. OLSON 12) WALTER SCOTT, JR. 13) MERYL B. WITMER	For	Issuer	For	With
2	SHAREHOLDER PROPOSAL REGARDING GREENHOUSE GAS AND OTHER AIR EMISSIONS.	For	Issuer	For	With

CF INDUSTRIES HOLDINGS, INC.

Ticker Symbol:CF	Cusip Number:125269100
Record Date: 3/25/2013	Meeting Date: 5/14/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	APPROVAL OF AN AMENDMENT TO CF INDUSTRIES HOLDINGS, INC.'S AMENDED AND RESTATED CERTIFICATE OF INCORPORATION.	For	Issuer	For	With
2A	ELECTION OF DIRECTOR: ROBERT C. ARZBAECHER	For	Issuer	For	With
2B	ELECTION OF DIRECTOR: STEPHEN J. HAGGE	For	Issuer	For	With
2C	ELECTION OF DIRECTOR: EDWARD A. SCHMITT	For	Issuer	For	With
3	APPROVE AN ADVISORY RESOLUTION REGARDING THE COMPENSATION OF CF INDUSTRIES HOLDINGS, INC.'S NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
4	RATIFICATION OF THE SELECTION OF KPMG LLP AS CF INDUSTRIES HOLDINGS, INC.'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2013.	For	Issuer	For	With
5	STOCKHOLDER PROPOSAL REGARDING SIMPLE MAJORITY VOTING STANDARD, IF PROPERLY PRESENTED AT THE MEETING.	Against	Issuer	Against	With
6	STOCKHOLDER PROPOSAL REGARDING BOARD DIVERSITY, IF PROPERLY PRESENTED AT THE MEETING.	Against	Issuer	Against	With
7	STOCKHOLDER PROPOSAL REGARDING POLITICAL USE OF CORPORATE ASSETS, IF PROPERLY PRESENTED AT THE MEETING.	Against	Issuer	Against	With
8	STOCKHOLDER PROPOSAL REGARDING A SUSTAINABILITY REPORT, IF PROPERLY PRESENTED AT THE MEETING.	Against	Issuer	Against	With

THE MOSAIC COMPANY

Ticker Symbol:MOS	Cusip Number:61945C103
Record Date: 8/13/2012	Meeting Date: 10/4/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: PHYLLIS E. COCHRAN	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: GREGORY L. EBEL	For	Issuer	For	With
1C	ELECTION OF DIRECTOR: ROBERT L. LUMPKINS	For	Issuer	For	With
1D	ELECTION OF DIRECTOR: WILLIAM T. MONAHAN	For	Issuer	For	With
2	RATIFICATION OF ELECTION OF ONE DIRECTOR, HAROLD H. MACKAY.	For	Issuer	For	With
3	RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM TO AUDIT OUR FINANCIAL STATEMENTS AS OF AND FOR THE YEAR ENDING MAY 31, 2013 AND THE EFFECTIVENESS OF INTERNAL CONTROL OVER FINANCIAL REPORTING AS OF MAY 31, 2013.	For	Issuer	For	With
4	A NON-BINDING ADVISORY VOTE ON EXECUTIVE COMPENSATION ("SAY-ON-PAY").	For	Issuer	For	With

WESTERN REFINING, INC.

Ticker Symbol:WNR	Cusip Number:959319104
Record Date: 4/8/2013	Meeting Date: 6/4/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) WILLIAM D. SANDERS 2) RALPH A. SCHMIDT 3) JEFF A. STEVENS	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WorldCommodity Funds, Inc

By /s/James Llewellyn

* James Llewellyn

President and Treasurer

Date: August 27, 2013

*Print the name and title of each signing officer under his or her signature.